Profit/(loss) before tax - Summary of information about Profit Before Tax (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Detailed Information About Profit Before Tax [Abstract]
Fees payable to the Company's Auditor for the audit of the consolidated accounts	£ 358	£ 449	£ 514
Fees payable to the Company's Auditor for other services:
Audit of subsidiary accounts	46	49	45
Audit-related assurance services	57	318	311
Gain on modification of lease	0	(957)	0
Income from sub-lease	0	(646)	(855)
Depreciation of right-of-use assets	570	1,531	1,505
Depreciation (excluding right-of-use assets)	£ 72	£ 68	£ 52